Property, Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Premises and Equipment (Details) [Line Items]
Deprecation for the year	$ 2,315	$ 1,875
Depreciated property, premises and equipment	5,467	5,408
Aircraft [Member]
Property, Premises and Equipment (Details) [Line Items]
Deprecation for the year	$ 903	$ 906	$ 903